Segments and Geographic Information (Tables)	6 Months Ended
Apr. 30, 2025
Segments and Geographic Information [Abstract]
Schedule of Reportable Segments

Summarized financial information for the two reportable segments is as follows:

	Six Months Ended April 30, 2025
	Product Sales	Franchise fees	Consolidated
Revenues, net	404,438	834,759	1,239,197
Cost of revenues	47,882	10,618	58,500
Gross profit	356,556	824,141	1,180,697
Depreciation and amortization	15,508		15,508
Other expense (income), net	7,112,270	13,709,967	20,822,237
Income tax expenses (benefits)	1,262	177,684	178,946
Net (Loss) Income	(6,772,484)	(13,063,510)	(19,835,994)

	Six Months Ended April 30, 2024
	Product Sales	Franchise fees	Consolidated
Revenues, net	300,958	551,970	852,928
Cost of revenues	40,224	57,885	98,109
Gross profit	260,734	494,085	754,819
Depreciation and amortization	7,274	4,055	11,329
Other expense (income), net	415,785	234,419	650,204
Income tax expenses (benefits)	(5,366)	49,752	44,386
Net (Loss) Income	(156,959)	205,859	48,900

Schedule of Financial Information for Revenues, Costs and Profits

Sales revenues comprised of the following:

	Six Months Ended
	April 30, 2025		April 30, 2024
Products sales – Non-franchisees	208,701	17%	164,958	19%
Product Sales – Franchisees	195,737	16%	136,000	16%
Franchise fees	834,759	67%	551,970	65%
Total	1,239,197	100%	852,928	100%

Direct costs comprised of the following:

	Six Months Ended
	April 30, 2025		April 30, 2024
Products sales – Non-franchisees	10,316	18%	11,764	12%
Product Sales – Franchisees	37,566	64%	28,460	29%
Franchise fees	10,618	18%	57,885	59%
Total	58,500	100%	98,109	100%

Gross profit comprised of the following:

	Six Months Ended
	April 30, 2025		April 30, 2024
Products sales – Non-franchisees	198,385	17%	153,194	20%
Product Sales – Franchisees	158,171	13%	107,540	15%
Franchise fees	824,141	70%	494,085	65%
Total	1,180,697	100%	754,819	100%